Leases - Summary of Amounts Recognised in Profit or Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Presentation Of Leases For Lessee [Abstract]
Depreciation of right-of-use assets	¥ 4,480	¥ 1,618	¥ 1,939
Interest expense on lease liabilities	2,561	613	141
Covid-19-related rent concessions from a lessor	(778)
Expense relating to short term leases and leases of low-value assets included in administrative expenses	775	112	108
Total amount recognised in profit or loss	¥ 7,038	¥ 2,343	¥ 2,188